SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Segment Reporting and Operations by Geographic Areas
Summary of financial information concerning reportable segments

	Three months ended		Nine months ended
	( dollar values in thousands )
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014

Net sales:
Wholesale	$16,022	$22,100	$50,800	$57,296
Retail	2,843	3,618	10,466	11,661

	$18,865	$25,718	$61,266	$68,957

Gross profit:
Wholesale	$6,385	$9,965	$18,907	$24,749
Retail	1,938	2,474	7,169	7,907

	$8,323	$12,439	$26,076	$32,656

Operating income (loss):
Wholesale	$3,530	$7,233	$10,199	$16,817
Retail	(1,018)	(574)	(1,362)	(1,116)
Corporate and other	(6,901)	(6,042)	(20,574)	(17,325)

	$(4,389)	$617	$(11,737)	$(1,624)

	Nine months ended
	August 31, 2015	August 31, 2014
Capital expenditures:
Wholesale	$—	$—
Retail	102	95
Corporate and other	—	—
Discontinued operations	349	470

	$451	$565

	August 31, 2015	November 30, 2014
Total assets:
Wholesale	$22,098	$34,234
Retail	4,808	6,975
Corporate and other	72,091	75,416
Assets of discontinued operations	72,532	87,324

	$171,529	$203,949

        The following table (in thousands) contains summarized financial information concerning our reportable segments:

	Year ended
	2014	2013	2012
Net sales:
Wholesale	$68,377	$15,621	$—
Retail	15,848	12,796	9,484

	$84,225	$28,417	$9,484

Gross profit:
Wholesale	$29,006	$5,227	$—
Retail	10,717	8,739	6,649

	$39,723	$13,966	$6,649

Operating (loss) income:
Wholesale	$18,550	$3,700	$—
Retail	(1,774)	(1,020)	78
Corporate and other	(47,444)	(11,989)	(4,722)

	$(30,668)	$(9,309)	$(4,644)

Capital expenditures:
Wholesale	$—	$129	$—
Retail	87	1,337	1,384
Corporate and other	254	14	—
Assets held for sale	424	655	1,395

	$765	$2,135	$2,779

Total assets:
Wholesale	$34,234	$38,034	$—
Retail	6,707	6,534	5,112
Corporate and other	75,761	98,512	18,704
Assets held for sale	87,247	79,943	62,208

	$203,949	$223,023	$86,024

Operations by Geographic Areas